Summary of Aggregate Difference between Transaction Price and Valuation Technique (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Fair Value Measurement Fair Value Transaction Recognized In Net Income [Abstract]
Balance as at beginning of year	$ 36	$ 15
New transactions	47	87
Recognized in the Consolidated Statement of Income during the year	(51)	(66)
Balance as at end of year	$ 32	$ 36